In-process research and development and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
In-process research and development and goodwill
In-process research and development	$ 36,551	$ 5,228	$ 5,228
Goodwill	7,256	2,200	2,200
Total	43,807	$ 7,428	$ 7,428
In-process research and development, Additions	31,323
Goodwill , Additions	5,056
Total, Additions	$ 36,379